Stock-based compensation - Summary of Weighted Average Grant-Date Fair Value using Black-Scholes option pricing model (Detail)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Operating Losses Research And Tax Credits [Line Items]
Expected term (in years)		6 years
Expected dividend rate	0.00%	0.00%
Minimum [Member]
Operating Losses Research And Tax Credits [Line Items]
Expected term (in years)	5 years
Risk-free interest rate	0.30%	1.50%
Expected volatility	57.40%	55.30%
Maximum [Member]
Operating Losses Research And Tax Credits [Line Items]
Expected term (in years)	6 years 1 month 6 days
Risk-free interest rate	1.50%	2.40%
Expected volatility	63.30%	58.00%